53118 6/99
PROSPECTUS SUPPLEMENT
dated June 7, 1999 to:
-----------------------------------------------------------------

PUTNAM GROWTH OPPORTUNITIES FUND (THE "FUND")
Prospectus dated November 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                 BUSINESS EXPERIENCE
OFFICER                  YEAR    (AT LEAST 5 YEARS)

C. Beth Cotner           1998    Employed as an
Managing Director                investment professional
                                 by Putnam Management
                                 since 1995.  Prior to
                                 September, 1995, Ms.
                                 Cotner was Executive
                                 Vice President of Kemper
                                 Financial Services.

Jeffrey R. Lindsey       1996    Employed as an
Senior Vice President            investment professional
                                 by Putnam Management
                                 since 1994.

David J. Santos          1999    Employed as an
Senior Vice President            investment professional
                                 by Putnam Management
                                 since 1986.